FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record

Nuveen Quality Preferred Income Fund 2

Blackrock Credit Allocation Income Trust II

Ticker	Meeting Date	Country	Security ID	Meeting Type
PSY	02-Sep-10	USA	09255H105	Annual

		Mgmt Rec	Vote Instruction
1.1	Elect Director Richard E. Cavanagh	For	For
1.2	Elect Director Richard S. Davis	For	For
1.3	Elect Director Kathleen F. Feldstein	For	For
1.4	Elect Director James T. Flynn	For	For
1.5	Elect Director Henry Gabbay	For	For
1.6	Elect Director Jerrold B. Harris	For	For
1.7	Elect Director R. Glenn Hubbard	For	For
1.8	Elect Director Karen P. Robards	For	For

John Hancock Preferred Income Fund III

Ticker	Meeting Date	Country	Security ID	Meeting Type
HPS	21-Jan-11	USA	41021P103	Annual

		Mgmt Rec	Vote Instruction
1.1	Elect Director James F. Carlin	For	For
1.2	Elect Director William H. Cunningham	For	For
1.3	Elect Director Gregory A. Russo	For	For

Flaherty & Crumrine/ClayMore Preferred Securities Income Fund, Inc.

Ticker	Meeting Date	Country	Security ID	Meeting Type
FFC	15-Apr-11	USA	338478100	Annual

		Mgmt Rec	Vote Instruction
1.1	Elect Director David Gale	For	For

Wachovia Preferred Funding Corp.

Ticker	Meeting Date	Country	Security ID	Meeting Type
WNA.P	10-May-11	USA	92977V206	Annual

		Mgmt Rec	Vote Instruction
1.1	Elect Director James E. Alward	For	For
1.2	Elect Director Howard T. Hoover	For	For
1.3	Elect Director Charles F. Jones	For	For
1.4	Elect Director Mark C. Oman	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 2

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2011